Financial Instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)
Financial Instruments [Line Items]
Net financial liabilities (in New Shekels)	$ 2,902		$ 3,299
Loan outstanding
Top of range [Member]
Financial Instruments [Line Items]
Exchange rate, percentage	10.00%
Net income	$ 3
Bottom of range [Member]
Financial Instruments [Line Items]
Exchange rate, percentage	10.00%
Net income	$ 3
Financial Liabilities [Member]
Financial Instruments [Line Items]
Net financial liabilities (in New Shekels) | ₪		₪ 26